Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	December 31,
	2018	2019
Buildings	$—	$—
Computers and office equipment	2,275,931	1,806,604
Vehicles	230,356	151,391
Information technology equipment	154,733	7,068
Machinery	44,574	41,347
	$2,705,594	$2,006,410
Less: accumulated depreciation	(2,045,437)	(1,446,446)

	$660,157	$559,964